Investments Accounted for Using the Equity Method (Summarised Balance Sheet for Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents	¥ 7,504,266		¥ 5,440,623		¥ 1,077,430	¥ 279,198
Current assets	19,866,051		14,875,881
Other current liabilities	(339,126)		(351,701)
Total current liabilities	(10,922,244)		(8,942,375)
Non-current
Non-current assets	19,577,412		19,069,729
Non-current liabilities	(5,679)		0
BOC [member]
Current
Cash and cash equivalents	81,288		43,356
Other current assets (excluding cash)	66,756		37,422
Current assets	148,044		80,778
Financial liabilities	0		(29,522)
Other current liabilities	(40,291)		(12,545)
Total current liabilities	(40,291)		(42,067)
Non-current
Non-current assets	241,323		273,096
Non-current liabilities	0		0
Net assets	349,076	[1]	311,807	[1]	327,572
Yangu Gas [member]
Current
Cash and cash equivalents	37,541		27,174
Other current assets (excluding cash)	14,712		12,401
Current assets	52,253		39,575
Financial liabilities	0		(3,104)
Other current liabilities	(5,868)		(2,115)
Total current liabilities	(5,868)		(5,219)
Non-current
Non-current assets	53,556		66,757
Non-current liabilities	0		0
Net assets	¥ 99,941	[1]	¥ 101,113	[1]	¥ 104,964

[1]	Jinpu was disposed of in August 2017 and the related profit of RMB 10,339 thousands was accounted for in other gains/(losses) - net. The Group's share of losses in Jinpu exceeded RMB 2,727 thousands to its interest during the year ended 31 December, cumulatively exceeded RMB 2,727 thousands to its investment as at 31 December 2016.